Operating Leases	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Operating Leases
NOTE 14.	OPERATING LEASES

The Company leases certain office, production, transmission, theater and event facilities under terms of leases expiring at various dates through 2027.  The leases generally provide for escalating rentals over the term of the lease plus certain real estate taxes and other costs or credits.  Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term.  The difference between rent expense and rent paid is recorded as deferred rent.  Rent expense for the years ended December 31, 2010, 2009 and 2008 amounted to $64,355, $65,631 and $59,207, respectively.

In addition, the Company rents space on utility poles for its operations.  The Company's pole rental agreements are for varying terms, and management anticipates renewals as they expire.  Pole rental expense for the years ended December 31, 2010, 2009 and 2008 amounted to $15,551, $14,939 and $15,000, respectively.

The minimum future annual payments for all operating leases from continuing operations (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2011 through December 31, 2015, at rates now in force are as follows:

2011	$72,600
2012	73,105
2013	67,870
2014	66,139
2015	59,314
Thereafter	119,087